Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Sep. 29, 2012 Item	Oct. 01, 2011	Oct. 02, 2010	Sep. 29, 2012 Growth Investments	Sep. 29, 2012 Fixed Income Investments	Sep. 29, 2012 Other Asset Categories	Oct. 01, 2011 Other Asset Categories	Dec. 29, 2012 10 1/4% Senior Subordinated Notes	Sep. 29, 2012 10 1/4% Senior Subordinated Notes	Oct. 01, 2011 10 1/4% Senior Subordinated Notes	Sep. 29, 2012 Defined Benefit Pension Plans Item	Oct. 01, 2011 Defined Benefit Pension Plans	Oct. 02, 2010 Defined Benefit Pension Plans	Sep. 29, 2012 Foreign Pension Plans, Defined Benefit
Retirement Plan [Line Items]
Number of defined benefit plans											6
Number of defined contribution plans	2
Defined contribution plan expense	$ 7	$ 6	$ 6
Number of multiemployer plans	1
PBO											207	179	175	3
Net unrealized defined benefit losses in accumulated other comprehensive loss	53
Amount expected to be amortized from accumulated other comprehensive loss in 2013	2
Assumed health care cost trend rate	7.00%
Target allocation for plan assets, minimum				40.00%	40.00%	5.00%
Target allocation for plan assets, maximum				50.00%	50.00%	10.00%
Plan assets	$ 129	$ 109					$ 6		$ 11	$ 11	$ 129	$ 109	$ 112
Debt instrument, interest rate								10.25%	10.25%	10.25%